Leases (Details) - Schedule of Operating Leases - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of operating leases [Abstract]
Operating lease ROU assets	$ 4,800	$ 6,641
Operating lease liabilities-current	3,162	3,242
Operating lease liabilities-non current	1,638	$ 3,399
Total operating lease liabilities	$ 4,800
Weighted average remaining lease term	1 year 6 months
Weighted average discount rate	4.80%